Derivative Instruments (Tables)	9 Months Ended
Sep. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Assets

The following table summarized the notional amount at inception and fair value of these instruments recognized as "Derivative financial assets" or "Derivative financial liabilities" in the unaudited condensed consolidated statement of financial position:

Derivative financial instrument	Fixed rate	Notional amount	Index	Effective date	Maturity Date	Fair value of asset / (liability) as at September 30, 2024	Fair value of asset as at December 31, 2023
Interest rate swap	2.1%	$245,811	USD-1 month SOFR	March 31, 2022	March 31, 2026	$4,794	$10,427
Forward starting interest rate swap	3.3%	$110,047	USD-1 month SOFR	March 31, 2026	December 31, 2027	$(377)	$-